Events after the Reporting Period - Additional Information (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions							12 Months Ended
	Apr. 26, 2024 KRW (₩) ₩ / shares	Apr. 08, 2024	Mar. 29, 2024	Mar. 14, 2024 KRW (₩)	Feb. 16, 2024 KRW (₩)	Jan. 29, 2024 shares	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Disclosure of non-adjusting events after reporting period [line items]
Purchase of treasury shares										₩ 3,819
Dividends paid, ordinary shares							₩ 990,023	$ 766,866	₩ 664,945	377,748
Treasury shares
Disclosure of non-adjusting events after reporting period [line items]
Purchase of treasury shares							₩ 157,222		₩ 0	₩ 3,819
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Capital Increase Contribution By Company					₩ 200,000
Declaration Of Capital Increase					₩ 209,952
Number Of Shares Owned In Subsidiary After Merger | shares						3,717,154
Proportion of ownership interest in subsidiary						77.50%
Transaction related to treasury shares acquired | Treasury shares
Disclosure of non-adjusting events after reporting period [line items]
Purchase of treasury shares				₩ 9,357,960
Transaction related to dividends payables
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share | ₩ / shares	₩ 180
Dividends paid, ordinary shares	₩ 133,657
Woori Asset Management Corp.
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary							73.00%	73.00%	73.00%
Woori Asset Management Corp. | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary			22.50%
Woori Asset Trust Co., Ltd.
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary							95.30%	95.30%	67.20%
Woori Asset Trust Co., Ltd. | Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary		1.95%
Woori Asset Trust Co., Ltd. | Excluding treasury shares
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary					96.70%
Woori Asset Trust Co., Ltd. | Including treasury shares
Disclosure of non-adjusting events after reporting period [line items]
Proportion of ownership interest in subsidiary					79.40%